Segment Information - Schedule of Company's Total Revenue by Geographic Area (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 52,989	$ 59,640	$ 168,804	$ 143,173	$ 187,352	$ 53,124
United States [Member]
Revenues	52,984	59,591	168,540	143,034	187,093	45,264
Vietnam [Member]
Revenues					38	7,149
Other [Member]
Revenues	$ 5	$ 49	$ 264	$ 139	$ 221	$ 711